Business Acquisitions (Details 10) - Fast Plastic Parts, LLC and Spring Creek Manufacturing, Inc. Acquisition [Member]	Mar. 06, 2020 USD ($)
Inventory	$ 168,106
Prepaid expenses	66,575
Property & equipment	1,365,319
Operating lease right-of-use-assets	1,048,058
Finance lease right-of-use assets	18,009
Intangible assets:
Customer relationships	500,226
Total assets	3,166,293
Current portion of long-term debt	1,270,879
Operating lease liabilities, current	166,919
Finance lease liabilities, current	6,578
Operating lease liabilities, net of current portion	881,139
Finance lease liabilities, net of current portion	11,431
Total purchase consideration	$ 829,347